Retirement Plan Retirement Plan (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]	Dec. 31, 2013 Maximum [Member] Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution					3.00%
Cost recognized	$ 0.7	$ 1.3	$ 1.3	$ 0.7